Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
The following table provides a reconciliation of income tax expense for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$950	$682	$814
Income tax expense resulting from:
Provincial and foreign income taxes (1)		616	416	551
Income tax adjustments due to rate enactments and tax law changes (2)		—	(141)	(112)
Non-taxable portion of merger termination fee (3)		(116)	—	—
Other (4)		(9)	25	(40)
Income tax expense		$1,441	$982	$1,213
Net cash payments for income taxes		$759	$353	$822
(1)    Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)    Includes income tax recoveries (current or deferred as appropriate) resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.
(3)    Relates to the permanent difference arising from applying a lower inclusion tax rate on the $886 million of income generated from the merger termination fee received from KCS (see Note 3 - Acquisitions).
(4)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits, and other items. Prior year adjustments for gain on disposals are now presented within this item. As such, the figures presented for the 2020 and 2019 comparative years have been adjusted by tax recoveries of $1 million and $6 million, respectively, to be consistent with the current year presentation.

Tax information on a domestic and foreign basis
The following table provides tax information on a domestic and foreign basis for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Income before income taxes
Domestic		$4,717	$3,637	$4,162
Foreign		1,616	907	1,267
Total income before income taxes		$6,333	$4,544	$5,429
Current income tax expense (recovery)
Domestic		$763	$616	$608
Foreign		167	(121)	36
Total current income tax expense		$930	$495	$644
Deferred income tax expense
Domestic		$358	$389	$423
Foreign		153	98	146
Total deferred income tax expense		$511	$487	$569

Significant components of deferred income tax assets and liabilities
The following table provides the significant components of deferred income tax assets and liabilities as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Deferred income tax assets
Lease liabilities		$120	$126
Pension liability		117	145
Personal Injury & legal claims		61	68
Net operating losses and tax credit carryforwards (1)		58	70
Other postretirement benefits liability		56	59
Compensation reserves		47	41
Other		68	69
Total deferred income tax assets		$527	$578
Deferred income tax liabilities
Properties		$8,694	$8,321
Pension asset		799	203
Operating lease right-of-use assets		111	118
Unrealized foreign exchange gains		55	45
Other		171	162
Total deferred income tax liabilities		$9,830	$8,849
Total net deferred income tax liability		$9,303	$8,271
Total net deferred income tax liability
Domestic		$5,515	$4,612
Foreign		3,788	3,659
Total net deferred income tax liability		$9,303	$8,271
(1)    As at December 31, 2021, the Company had net interest expense deduction carryforwards of $108 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $277 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between the years 2022 and 2041. The Company also had net operating loss carryforwards of $59 million for Canadian federal and provincial tax purposes, which are available to offset future Canadian federal and provincial taxable income and are expiring between the years 2031 and 2041.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions	The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Gross unrecognized tax benefits at beginning of year		$92	$62	$74
Increases for:
Tax positions related to the current year		4	17	5
Tax positions related to prior years		—	28	—
Decrease for:
Tax positions related to prior years		(32)	(15)	(17)
Gross unrecognized tax benefits at end of year		64	92	62
Adjustments to reflect tax treaties and other arrangements		(17)	(25)	(2)
Net unrecognized tax benefits at end of year		$47	$67	$60